Loan Servicing (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Loan Servicing
Unpaid principal balances of mortgage loans serviced for others	$ 142,567,853	$ 151,198,760
Net gain realized on the sale of loans	237,881	540,540
Proceeds on loan sales	$ 12,865,842	$ 18,103,002